SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSES (RECOVERY) (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
Notes and other explanatory information [abstract]
Net loss	$ (475,091)	$ (2,732,973)	$ (5,584,512)	$ (6,846,426)	$ (4,211,271)	$ (8,765,271)	$ (8,890,431)
Statutory income tax rate					26.50%	26.50%	26.50%
Income tax benefit computed at the statutory tax rate					$ (1,115,987)	$ (2,322,797)	$ (2,355,964)
Non-deductible items					62,336	(1,375,505)	1,457,569
Financing fees charged to equity						(487,828)	(106,022)
Change in tax assets not recognized					1,053,651	4,186,130	1,004,417
Income tax recovery